Expense Example, No Redemption {- Franklin LifeSmart™ 2040 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2040 Retirement Target Fund - Class C	Dec. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 148
3 Years	639
5 Years	1,157
10 Years	$ 2,579